PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2020	2021	2022
Prepaid service fees	498	522	502
Others	131	158	203

Less: allowance for doubtful accounts	(14)	(14)	(14)

	615	666	691